Revenue - Reconciliation of Contract Balances (Details) - USD ($) $ in Millions	1 Months Ended
	Jan. 31, 2018	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Reconciliation of Contract Balances
Notes and accounts receivable - trade (net of allowances)		$ 7,432	$ 8,295	$ 8,928
Notes and accounts receivable - trade, allowances		309	297	297
Contract assets		470	557
Deferred income (current)		11,165	11,493	11,552
Deferred income (noncurrent)		$ 3,445	$ 3,758	$ 3,746
Revenue recognized that was included in deferred income at the beginning of the period	$ 10,200